Note 8 - Vessels (Tables)	6 Months Ended
Jun. 30, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2013	-	-	-
—Additions	38,958	-	38,958
—Depreciation	-	(39)	(39)
Balance, June 30, 2014	38,958	(39)	38,919